Shareholder Fees	Sep. 30, 2025 USD ($)
Jensen Quality MidCap Fund | Jensen Quality MidCap Fund - J Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Jensen Quality MidCap Fund | Jensen Quality MidCap Fund - I Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Jensen Quality MidCap Fund | Jensen Quality MidCap Fund - Y Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Jensen Global Quality Growth Fund | Jensen Global Quality Growth Fund - J Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Jensen Global Quality Growth Fund | Jensen Global Quality Growth Fund - I Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Jensen Global Quality Growth Fund | Jensen Global Quality Growth Fund - Y Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0